Loans and Allowance for Loan Losses - Summary of Loans by Major Class (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Loans and Allowance for Loan Losses
Total loans	$ 1,169,225	$ 1,146,627
Commercial, financial, and agricultural
Loans and Allowance for Loan Losses
Total loans	199,022	207,720
Residential real estate | Construction
Loans and Allowance for Loan Losses
Total loans	23,035	28,610
Residential real estate | Mortgages
Loans and Allowance for Loan Losses
Total loans	253,071	241,517
Commercial real estate | Construction
Loans and Allowance for Loan Losses
Total loans	84,998	106,784
Commercial real estate | Mortgages
Loans and Allowance for Loan Losses
Total loans	576,635	529,536
Installment and other consumer
Loans and Allowance for Loan Losses
Total loans	$ 32,464	$ 32,460